Derivatives and hedging (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts	The notional amounts of outstanding foreign currency contracts in U.S. dollars are as follows:

	December 31,
	2023	2024

Derivatives designated as hedging instruments	$2,131	$5,418
Derivatives not designated as hedging instruments	927	118
Total	$3,058	$5,536

Summary of derivative and hedging gains (losses)	These (losses) gains were recorded in the consolidated statements of comprehensive income (loss), as follows:

	Year Ended December 31,
	2022	2023	2024

Cost of revenue	$(246)	$(250)	$31
Research and development	(807)	(849)	108
Sales and marketing	(529)	(551)	60
General and administrative	(361)	(361)	57
Total	$(1,943)	$(2,011)	$256